SEMI-ANNUAL REPORT
                               DECEMBER 31, 2000

                               [GRAPHICS OMITTED]

Mercury
HW Mid-Cap
Value
Fund OF MERCURY HW FUNDS

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF DECEMBER 31, 2000
================================================================================

Ten Largest                      Percent of
Equity Holdings                  Net Assets
===========================================
Interstate Bakeries Corporation     4.2%
-------------------------------------------
Ultramar Diamond Shamrock
  Corporation                       3.2
-------------------------------------------
UnionBanCal Corporation             2.7
-------------------------------------------
Aetna Inc. (New Shares)             2.6
-------------------------------------------
UAL Corporation                     2.4
-------------------------------------------
Sears, Roebuck & Co.                2.4
-------------------------------------------
Carnival Corporation                2.4
-------------------------------------------
Eastman Kodak Company               2.1
-------------------------------------------
Union Carbide Corporation           2.0
-------------------------------------------
SAFECO Corporation                  2.0
-------------------------------------------

                                 Percent of
Five Largest Industries          Net Assets
===========================================
Electric--Integrated               10.2%
-------------------------------------------
Foods                               7.8
-------------------------------------------
Chemicals                           7.6
-------------------------------------------
Oil--Domestic                       5.7
-------------------------------------------
Insurance--Property                 5.6
-------------------------------------------


               December 31, 2000 (2) Mercury HW Mid-Cap Value Fund

DEAR SHAREHOLDER

Effective October 6, 2000, Mid-Cap Fund, a fund of Hotchkis and Wiley Funds, became Mercury HW Mid-Cap Value Fund, a fund of Mercury HW Funds. Although the Fund's name has changed, its investment objective remains the same: to seek current income and long-term growth of income, accompanied by growth of capital.

We are pleased to present to you the semi-annual report of Mercury HW Mid-Cap Value Fund for the six months ended December 31, 2000.

Investment Review

The six-month period ended December 31, 2000 was a period of strong performance for the Fund, as the Fund's Class I Shares had a total return of +25.11%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on page 5 of this report to shareholders.) This performance compared favorably to the unmanaged Russell Midcap Index, which returned +2.98%, and the unmanaged Russell Midcap Value Index, which was up 20.01%, during the same period.

In our letter to shareholders at the end of 1999, we stated, "Over time, we believe the valuation discrepancy between growth and value will narrow. We believe that the Fund will be well positioned with investments in attractively valued equities, as opposed to owning the latest momentum mania." This proved to be the case in the second half of the year 2000 as the Fund benefited from its large positions in consumer cyclicals and basic materials. Both of these industries fit into our investment philosophy of buying out-of-favor companies at attractive prices in industries where profit margins are temporarily depressed. Our investment philosophy also steered us away from most high-flying technology stocks that we believed were experiencing inflated margins and overly optimistic expectations of future profits. While we avoided the majority of the tech sell-off, the positions we did own performed poorly during the period.

While the Fund benefited from a shift in investor psychology during the past six months, we remain concerned that absolute returns for the equity market may be limited by a decelerating corporate profit cycle, excessive optimism about a rebound in the broader market and a weakening global economy. However, we believe that volatile markets can produce abundant opportunities. It is our intent to seek to take advantage of these situations for the benefit of our shareholders.


               December 31, 2000 (3) Mercury HW Mid-Cap Value Fund

In Conclusion

We appreciate your continued support, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Nancy D. Celick

Nancy D. Celick
President


/s/ James Miles                         /s/ Stanley Majcher

James Miles                             Stanley Majcher
Portfolio Manager                       Portfolio Manager

February 5, 2001


               December 31, 2000 (4) Mercury HW Mid-Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors. Prior to October 6, 2000, Class I Shares were designated Investor Class Shares.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's investment adviser pays annual operating expenses of the Fund's Class I Shares in excess of 1.15% of the average net assets. Were the investment adviser not to pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

RECENT PERFORMANCE RESULTS*
================================================================================
                                 6 Month           12 Month      Since Inception
As of December 31, 2000       Total Return       Total Return     Total Return
================================================================================
Class I                          +25.11%           +44.23%          +100.35%
--------------------------------------------------------------------------------
Russell Midcap Index**           + 2.98            + 8.25           + 56.53
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 1/02/97.

** This unmanaged Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index. Since inception total return is from 1/02/97.

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                    % Return          % Return
                                                  Without Sales      With Sales
Class I Shares*                                      Charge           Charge**
================================================================================
One Year Ended 12/31/00                              +44.23%           +36.66%
--------------------------------------------------------------------------------
Inception (1/02/97) through 12/31/00                 +18.97            +17.38
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.


               December 31, 2000 (5) Mercury HW Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                            In US Dollars
                                                      -------------------------
Industries                    Investments             Shares Held      Value
-------------------------------------------------------------------------------

COMMON STOCKS--91.8%
===============================================================================
Aerospace &       Raytheon Company (Class A)                13,000  $   377,000
Defense--1.8%
-------------------------------------------------------------------------------
Airlines--2.4%    UAL Corporation                           13,000      506,188
-------------------------------------------------------------------------------
Aluminum--0.8%    Pechiney SA 'A' (ADR) (a)                  7,500      171,094
-------------------------------------------------------------------------------
Apparel--         Russell Corporation                          700       10,806
Textiles--0.1%
-------------------------------------------------------------------------------
Appliances &      Shaw Industries, Inc.                      2,000       37,875
Household
Durables--0.2%
-------------------------------------------------------------------------------
Banking--3.1%     Pacific Century Financial Corporation      5,000       88,438
                  UnionBanCal Corporation                   23,700      570,281
                                                                    -----------
                                                                        658,719
-------------------------------------------------------------------------------
Building          Lafarge Corporation                        8,900      210,262
Materials--3.6%   Martin Marietta Materials, Inc.            3,600      152,280
                  The Sherwin-Williams Company              15,500      407,844
                                                                    -----------
                                                                        770,386
-------------------------------------------------------------------------------
Chemicals--7.6%   Millennium Chemicals Inc.                 21,700      393,312
                  NOVA Chemicals Corporation                 5,800      109,113
                  Olin Corporation                           4,500       99,563
                  Rohm and Haas Company                      2,500       90,781
                  Solutia Inc.                               5,900       70,800
                  Union Carbide Corporation                  8,000      430,500
                  Wellman, Inc.                             30,100      425,163
                                                                    -----------
                                                                      1,619,232
-------------------------------------------------------------------------------
Computer          Computer Associates International, Inc.    9,200      179,400
Services/        +Compuware Corporation                     12,500       78,125
Software--2.0%   +Midway Games Inc.                         23,200      164,720
                                                                    -----------
                                                                        422,245
-------------------------------------------------------------------------------
Computers--0.5%  +Gateway Inc.                               5,600      100,744
-------------------------------------------------------------------------------
Containers--1.7% +Pactiv Corporation                         9,200      113,850
                 +Smurfit-Stone Container Corporation       16,600      246,925
                                                                    -----------
                                                                        360,775
-------------------------------------------------------------------------------
Diversified      +Playboy Enterprises, Inc.                  7,800       77,513
Companies--1.2%   Trinity Industries, Inc.                   6,900      172,500
                                                                    -----------
                                                                        250,013
-------------------------------------------------------------------------------
Electric--        CMS Energy Corporation                       800       25,350
Integrated--10.2% Cinergy Corp.                              1,500       52,687
                  Consolidated Edison, Inc.                  2,200       84,700
                  DTE Energy Company                         3,900      151,856


               December 31, 2000 (6) Mercury HW Mid-Cap Value Fund

                                                            In US Dollars
                                                      -------------------------
Industries                    Investments             Shares Held      Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
===============================================================================
Electric--        Energy East Corporation                      800  $    15,750
Integrated        Entergy Corporation                        4,500      190,406
(concluded)       Exelon Corporation                         3,000      210,630
                  FPL Group, Inc.                            1,500      107,625
                  NSTAR                                        600       25,725
                  Northeast Utilities                       16,700      404,975
                  PPL Corporation                            6,539      295,481
                  Potomac Electric Power Company               800       19,768
                  Puget Sound Energy, Inc.                     800       22,250
                  Reliant Energy, Inc.                       3,700      160,256
                  SCANA Corporation                          5,993      177,168
                  TXU Corp.                                  2,300      101,919
                  Wisconsin Energy Corporation                 800       18,050
                  Xcel Energy, Inc.                          3,000       87,188
                                                                    -----------
                                                                      2,151,784
-------------------------------------------------------------------------------
Electronic        Avnet, Inc.                               10,000      215,000
Components--     +National Semiconductor Corporation        17,300      348,162
2.6%                                                                -----------
                                                                        563,162
-------------------------------------------------------------------------------
Electronics--0.4% Alliant Energy Corporation                 1,000       31,875
                 +MEMC Electronic Materials, Inc.            4,000       38,750
                                                                    -----------
                                                                         70,625
-------------------------------------------------------------------------------
Finance--0.9%     John Hancock Financial Services, Inc.      5,000      188,125
-------------------------------------------------------------------------------
Food--            SUPERVALU Inc.                             5,300       73,538
Distribution--0.3%
-------------------------------------------------------------------------------
Foods--7.8%       ConAgra, Inc.                              3,400       88,400
                  Dean Foods Company                         9,500      291,531
                  Interstate Bakeries Corporation           70,800      995,625
                  Sara Lee Corporation                      11,200      275,100
                                                                    -----------
                                                                      1,650,656
-------------------------------------------------------------------------------
Forest            Georgia-Pacific Corporation (Timber Group) 2,300       68,856
Products--0.5%    Louisiana-Pacific Corporation              4,300       43,537
                                                                    -----------
                                                                        112,393
-------------------------------------------------------------------------------
Holding           DQE, Inc.                                  1,500       49,125
Company--0.2%
-------------------------------------------------------------------------------
Home             +Furniture Brands International, Inc.       5,700      120,056
Furnishings--0.6%
-------------------------------------------------------------------------------
Hospitals/        Ventas, Inc.                              14,300       80,438
Healthcare--0.4%
-------------------------------------------------------------------------------
Insurance--      +Aetna Inc. (New Shares)                   13,600      558,450
Life--4.7%        ESG Re Limited                            28,900       57,800
                  Protective Life Corporation               11,700      377,325
                                                                    -----------
                                                                        993,575
-------------------------------------------------------------------------------


               December 31, 2000 (7) Mercury HW Mid-Cap Value Fund

                                                            In US Dollars
                                                      -------------------------
Industries                    Investments             Shares Held      Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
===============================================================================
Insurance--       The Allstate Corporation                   4,200  $   182,963
Property--5.6%    IPC Holdings, Ltd.                         4,600       96,025
                  Mutual Risk Management Ltd.                4,300       65,306
                  SAFECO Corporation                        13,000      427,375
                  XL Capital Ltd. (Class A)                  4,700      410,662
                                                                    -----------
                                                                      1,182,331
-------------------------------------------------------------------------------
Leisure/          Carnival Corporation                      16,200      499,162
Toys--4.4%       +Mandalay Resort Group                     19,300      423,394
                                                                    -----------
                                                                        922,556
-------------------------------------------------------------------------------
Machinery--0.2%  +Denison International PLC (ADR) (a)        3,000       44,625
-------------------------------------------------------------------------------
Medical          +Thermo Cardiosystems Inc.                  8,900       77,875
Supplies--0.4%
-------------------------------------------------------------------------------
Metals--0.1%      Ryerson Tull, Inc.                         3,000       24,750
-------------------------------------------------------------------------------
Miscellaneous--  +American Coin Merchandising, Inc.         12,600       30,712
0.1%
-------------------------------------------------------------------------------
Miscellaneous    +Celanese Corp.                             1,000       18,312
Materials &       The Lubrizol Corporation                   4,300      110,725
Commodities--0.6%                                                   -----------
                                                                        129,037
-------------------------------------------------------------------------------
Oil--             Occidental Petroleum Corporation          11,500      278,875
Domestic--5.7%    Sunoco, Inc.                               7,600      256,025
                  Ultramar Diamond Shamrock Corporation     22,000      679,250
                                                                    -----------
                                                                      1,214,150
-------------------------------------------------------------------------------
Paper--0.8%       Boise Cascade Corporation                  2,000       67,250
                  The Mead Corporation                       1,900       59,613
                 +Stora Enso Oyj (ADR) (a)                   4,031       47,364
                                                                    -----------
                                                                        174,227
-------------------------------------------------------------------------------
Photography--2.1% Eastman Kodak Company                     11,300      444,937
-------------------------------------------------------------------------------
Pollution         Waste Management, Inc.                     2,200       61,050
Control--0.3%
-------------------------------------------------------------------------------
Real Estate--4.0% Equity Office Properties Trust             7,300      238,163
                  Kilroy Realty Corporation                  1,700       48,556
                  Macerich Company                          12,800      245,600
                  Mack-Cali Realty Corporation              11,000      314,188
                                                                    -----------
                                                                        846,507
-------------------------------------------------------------------------------
Restaurants--    +Tricon Global Restaurants, Inc.            9,100      300,300
1.4%
-------------------------------------------------------------------------------
Retail--          Ross Stores, Inc.                          3,900       65,813
Apparel--0.3%
-------------------------------------------------------------------------------
Retail--Depart-   The May Department Stores Company         10,200      334,050
ment Stores--1.6%
-------------------------------------------------------------------------------


               December 31, 2000 (8) Mercury HW Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                            In US Dollars
                                                      -------------------------
Industries                    Investments             Shares Held      Value
-------------------------------------------------------------------------------

COMMON STOCKS (concluded)
===============================================================================
Retail--          Sears, Roebuck & Co.                      14,400  $   500,400
General
Merchandise--2.4%
-------------------------------------------------------------------------------
Retail--          Circuit City Stores--Circuit City Group   15,000      172,500
Specialty--0.8%
-------------------------------------------------------------------------------
Savings &         American Financial Holdings, Inc.          6,700      137,350
Loans--0.7%
-------------------------------------------------------------------------------
Shipping--1.0%    Knightsbridge Tankers Ltd.                10,000      218,750
-------------------------------------------------------------------------------
Specialized       The Hertz Corporation (Class A)            9,600      327,600
Services--2.2%    Pittston Brink's Group                     6,700      133,163
                                                                    -----------
                                                                        460,763
-------------------------------------------------------------------------------
Storage--0.4%     Public Storage, Inc.                       3,300       80,231
-------------------------------------------------------------------------------
Tires &           The Goodyear Tire & Rubber Company         5,000      114,950
Rubber--0.5%
-------------------------------------------------------------------------------
Tobacco--1.7%     UST Inc.                                  12,500      350,781
-------------------------------------------------------------------------------
Unit Investment   S&P MidCap 400 Depositary Receipts (b)     2,000      188,750
Trust--0.9%
-------------------------------------------------------------------------------
                  Total Common Stocks (Cost--$17,002,501)            19,415,949
-------------------------------------------------------------------------------
                                                            Face
SHORT-TERM INVESTMENTS--7.1%                               Amount
===============================================================================
Commercial        Countrywide Home Loan, 6.62% due
Paper**           1/02/2001                               $800,000      799,559
                  Panasonic Financing of America,
                  6.60% due 1/02/2001                      700,000      699,615
-------------------------------------------------------------------------------
                  Total Short-Term Investments
                  (Cost--$1,499,174)                                  1,499,174
-------------------------------------------------------------------------------
                  Total Investments (Cost--$18,501,675)--98.9%       20,915,123
                  Time Deposits*--2.6%                                  540,446
                  Liabilities in Excess of Other Assets--(1.5%)        (314,172)
                                                                    -----------
                  Net Assets--100.0%                                $21,141,397
                                                                    ===========
-------------------------------------------------------------------------------
(a)   American Depositary Receipts (ADR).
(b) Represents ownership in MidCap SPDR Trust, a registered unit investment trust. The investment objective of the MidCap SPDR Trust is to provide investment results that generally correspond to the price and yield performance of the component stocks of the S&P MidCap 400 Index.
+     Non-income producing security.
*     Time deposit bears interest at 4.75% and matures on 1/02/2001.
** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.

      See Notes to Financial Statements.


               December 31, 2000 (9) Mercury HW Mid-Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2000
=======================================================================================
Assets:

Investments, at value (identified cost--$18,501,675)                       $ 20,915,123
Cash                                                                              1,148
Time deposits                                                                   540,446
Receivables:
  Capital shares sold                                       $    414,269
  Dividends                                                       40,391        454,660
                                                            ---------------------------
Total assets                                                                 21,911,377
                                                                           ------------
---------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                           756,524
  Investment adviser                                               8,716        765,240
                                                            ------------
Accrued expenses and other liabilities                                            4,740
                                                                           ------------
Total liabilities                                                               769,980
                                                                           ------------
---------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                 $ 21,141,397
                                                                           ============
---------------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                            $ 18,079,049
Accumulated investment loss--net                                                 (3,384)
Undistributed realized capital gains on investments--net                        652,284
Unrealized appreciation on investments--net                                   2,413,448
                                                                           ------------
Net assets                                                                 $ 21,141,397
                                                                           ============
---------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $21,141,397 and 1,383,256
  shares outstanding+                                                      $      15.28
                                                                           ============
---------------------------------------------------------------------------------------

+ Unlimited shares of no par value authorized.

  See Notes to Financial Statements.


              December 31, 2000 (10) Mercury HW Mid-Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2000
================================================================================

Investment Income:

Dividends (net of $963 foreign withholding tax)                       $  231,106
Interest and discount earned                                              49,826
                                                                      ----------
Total income                                                             280,932
                                                                      ----------
--------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                $   56,969
Accounting services                                         11,693
Listing fees                                                10,857
Printing and shareholder reports                             9,903
Transfer agent fees                                          5,715
Custodian fees                                               3,110
Professional fees                                            1,605
Trustees' fees and expenses                                    337
Pricing fees                                                    84
Other                                                          234
                                                        ----------
Total expenses before reimbursement                        100,507
Reimbursement of expenses                                  (13,373)
                                                        ----------
Total expenses after reimbursement                                        87,134
                                                                      ----------
Investment income--net                                                   193,798
                                                                      ----------
--------------------------------------------------------------------------------

Realized & Unrealized Gain on
Investments--Net:

Realized gain on investments--net                                      1,283,649
Change in unrealized appreciation on investments--net                  2,034,517
                                                                      ----------
Net Increase in Net Assets Resulting from Operations                  $3,511,964
                                                                      ==========
--------------------------------------------------------------------------------

See Notes to Financial Statements.


              December 31, 2000 (11) Mercury HW Mid-Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                             For the Six       For the
                                                            Months Ended     Year Ended
 Increase (Decrease) in Net Assets:                         Dec. 31, 2000   June 30, 2000
 ========================================================================================
 Operations:

 Investment income--net                                      $    193,798    $    154,892
 Realized gain on investments--net                              1,283,649         203,148
 Change in unrealized appreciation on investments--net          2,034,517         430,366
                                                             ----------------------------
 Net increase in net assets resulting from operations           3,511,964         788,406
                                                             ----------------------------
-----------------------------------------------------------------------------------------

 Dividends & Distributions to Shareholders:

 Investment income--net                                          (351,936)        (87,019)
 Realized gain on investments--net                               (463,904)       (177,368)
                                                             ----------------------------
 Net decrease in net assets resulting from dividends
   and distributions to shareholders                             (815,840)       (264,387)
                                                             ----------------------------
-----------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital
   share transactions                                           8,189,522       2,861,052
                                                             ----------------------------
-----------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                                  10,885,646       3,385,071
 Beginning of period                                           10,255,751       6,870,680
                                                             ----------------------------
 End of period*                                              $ 21,141,397    $ 10,255,751
                                                             ============================
-----------------------------------------------------------------------------------------

*Undistributed (accumulated) investment income (loss)--net   $     (3,384)   $    154,754
                                                             ============================

See Notes to Financial Statements.


              December 31, 2000 (12) Mercury HW Mid-Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                    Class I+++
                                         --------------------------------------------------------------
                                          For the                                            For the
                                         Six Months                                          Period
                                           Ended           For the Year Ended June 30,    Jan. 2, 1997+
                                          Dec. 31,       -------------------------------   to June 30,
Increase (Decrease) in Net Asset Value:     2000           2000        1999        1998        1997
-------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $ 12.75       $ 12.03     $ 12.92     $ 11.65     $ 10.00
                                           ---------------------------------------------------------
Investment income--net                         .08           .18         .16         .13         .07
Realized and unrealized gain on
  investments--net                            3.08           .97         .46        1.60        1.64
                                           ---------------------------------------------------------
Total from investment operations              3.16          1.15         .62        1.73        1.71
                                           ---------------------------------------------------------
Less dividends and distributions:
  Investment income--net                      (.27)         (.14)         --        (.14)       (.06)
  Realized gain on investments--net           (.36)         (.29)      (1.51)       (.32)         --
                                           ---------------------------------------------------------
Total dividends and distributions             (.63)         (.43)      (1.51)       (.46)       (.06)
                                           ---------------------------------------------------------
Net asset value, end of period             $ 15.28       $ 12.75     $ 12.03     $ 12.92     $ 11.65
                                           =========================================================
----------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share          25.11%++      10.41%       7.66%      15.00%      17.15%++
                                           =========================================================
----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement               1.15%*        1.15%       1.05%       1.00%       1.00%++
                                           =========================================================
Expenses                                     1.32%*        1.92%       2.02%       2.72%       8.26%++
                                           =========================================================
Investment income--net                       2.55%*        2.12%       1.43%       1.20%       1.87%++
                                           =========================================================
----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $21,141       $10,260     $   687     $   754     $   199
                                           =========================================================
Portfolio turnover                             80%          179%        113%         71%         23%
                                           =========================================================
----------------------------------------------------------------------------------------------------

*     Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
+     Commencement of operations.
+++ Prior to October 6, 2000, Class I Shares were designated Investor Class Shares.
++    Aggregate total investment return.

      See Notes to Financial Statements.


              December 31, 2000 (13) Mercury HW Mid-Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury HW Mid-Cap Value Fund (the "Fund") (formerly Mid-Cap Fund) is a fund of Mercury HW Funds (the "Trust") (formerly Hotchkis and Wiley Funds). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers a single class (Class I) of shares. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.


              December 31, 2000 (14) Mercury HW Mid-Cap Value Fund

      (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement for the Fund with Fund Asset Management, L.P., doing business as Mercury Advisors ("Mercury Advisors"). The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. Mercury Advisors is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .75% of the average daily value of the Fund's net assets. Mercury Advisors has contractually agreed to pay all annual operating expenses in excess of 1.15% as applied to the Fund's Class I daily net assets through June 30, 2001. For the six months ended December 31, 2000, Mercury Advisors had earned fees of $56,969, of which $13,373 was waived.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      FAM Distributors, Inc. ("FAMD"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc., is the Fund's distributor.

      Accounting services were provided to the Fund by Mercury Advisors.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or ML & Co.

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders. The portion of this fee paid by the Fund is included within Transfer agent fees in the Statement of Operations.


              December 31, 2000 (15) Mercury HW Mid-Cap Value Fund

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2000 were $17,098,643 and $11,011,148, respectively.

      Net realized gains for the six months ended December 31, 2000 and net unrealized gains as of December 31, 2000 were as follows:

                                                      Realized        Unrealized
                                                       Gains            Gains
      ==========================================================================
      Long-term investments                          $1,283,649       $2,413,448
                                                     ---------------------------
      Total                                          $1,283,649       $2,413,448
                                                     ===========================
      --------------------------------------------------------------------------

      As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $2,413,448, of which $3,130,468 related to appreciated securities and $717,020 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $18,501,675.

(4)   Capital Share Transactions:

      Transactions in capital shares were as follows:

      Class I Shares for the Six Months                                Dollar
      Ended December 31, 2000+                          Shares         Amount
      =========================================================================
      Shares sold                                      3,747,168    $10,477,768
      Shares issued to shareholders in reinvestment
        of dividends and distributions                    56,407        811,138
                                                       ------------------------
      Total issued                                     3,803,575     11,288,906
      Shares redeemed                                   (224,453)    (3,099,384)
                                                       ------------------------
      Net increase                                     3,579,122    $ 8,189,522
                                                       ========================
      -------------------------------------------------------------------------

      Class I Shares for the Year                                      Dollar
      Ended June 30, 2000+                              Shares         Amount
      =========================================================================
      Shares sold                                        641,353    $ 7,706,199
      Shares issued to shareholders in reinvestment
        of dividends and distributions                    11,644        122,027
                                                       ------------------------
      Total issued                                       652,997      7,828,226
      Shares redeemed                                   (420,201)    (4,967,174)
                                                       ------------------------
      Net increase                                       232,796    $ 2,861,052
                                                       ========================
      -------------------------------------------------------------------------
     +Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.


              December 31, 2000 (16) Mercury HW Mid-Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(5)   Short-Term Borrowings:

      On December 1, 2000, the Fund, along with certain other funds managed by Mercury Advisors and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended December 31, 2000.

(6)   Subsequent Event:

      Effective January 1, 2001, the Fund adopted a multi-class distribution structure, which will provide investors with different options for purchasing shares.


              December 31, 2000 (17) Mercury HW Mid-Cap Value Fund

OFFICERS AND TRUSTEES

Robert L. Burch III, Trustee
John A. G. Gavin, Trustee
Joe Grills, Trustee
Nigel Hurst-Brown, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Nancy D. Celick, President
Donald C. Burke, Vice President and
  Treasurer
Anna Marie S. Lopez, Assistant
  Treasurer and Assistant Secretary
Turner Swan, Secretary
Gracie Fermelia, Vice President and
  Assistant Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


              December 31, 2000 (18) Mercury HW Mid-Cap Value Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury HW Mid-Cap Value Fund of
Mercury HW Funds
725 South Figueroa Street, Suite 4000
Los Angeles, CA 90017-5400

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